Reclassifications from Accumulated Other Comprehensive Income (Loss) to Condensed Consolidated Statement of Income (Detail) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended							4 Months Ended	5 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Jul. 31, 2017	Sep. 30, 2017	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Jul. 31, 2017	Dec. 31, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2016	Mar. 31, 2017
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Realized gains on available for sale securities			$ 2,914								$ 2,771	$ 2,786
Interest rate swap			(7,547)								(13,009)	(15,146)
Loss before income taxes			(5,385)								(36,687)	(41,093)
Tax effect			5,797								2,039	9,118
Net loss attributable to Tidewater Inc.		$ (15,693)	(10,940)	$ (23,573)							(39,266)	(50,112)
Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Loss before income taxes			43								169	404
Net loss attributable to Tidewater Inc.			43								169	404
Reclassification out of Accumulated Other Comprehensive Income | Available for Sale Securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Realized gains on available for sale securities											$ 169
Realized gains on available for sale securities			$ 43									$ 404
Predecessor
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Realized gains on available for sale securities					$ 1,680					$ 2,384			$ 3,268		$ 5,193
Interest rate swap					(10,605)					(11,179)			(31,613)		(75,026)
Loss before income taxes					(524,115)					(1,648,143)			(609,370)	$ (558,359)	(643,614)
Tax effect					295					(1,234)			2,012	4,680	6,397
Net loss attributable to Tidewater Inc.	$ (1,122,475)				(524,434)	$ (94,855)	$ (297,676)	$ (178,490)	$ (89,097)	(1,646,909)			(619,289)	$ (565,263)	(660,118)
Predecessor | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Loss before income taxes					80					106			2,545		2,935
Tax effect													1,027		1,027
Net loss attributable to Tidewater Inc.					80					106			1,518		1,908
Predecessor | Reclassification out of Accumulated Other Comprehensive Income | Available for Sale Securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Realized gains on available for sale securities										$ 106					582
Realized gains on available for sale securities					$ 80								405
Predecessor | Reclassification out of Accumulated Other Comprehensive Income | Interest Rate Swaps
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest rate swap													$ 2,140		$ 2,353